3. EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Equipment
	As of March 31, 2017	As of December 31, 2016
Automobile	$41,805	$41,805
Laboratory Equipment	40,698	39,310
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(40,239)	(35,963)
Total Property and Equipment, net	$48,730	$51,618